Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly operating results
Quarterly Operating Results for 2011 and 2010

	2011-Three Months Ended
	March 31	June 30	September 30	December 31
	(In millions except per share amounts)
Equity in earnings (loss) of KMP	$15.1	$(19.9)	$(24.9)	$48.4
Income tax expense (benefit)	5.2	(6.7)	(9.9)	17.0
Net income (loss)(a)(b)(c)	$9.9	$(13.2)	$(15.0)	$31.4

Earnings (loss) per share, basic and diluted	$0.11	$(0.14)	$(0.16)	$0.32

Number of shares used in computing basic and diluted earnings per share	92.7	94.4	96.0	97.7

	2010-Three Months Ended
	March 31	June 30	September 30	December 31
	(In millions except per share amounts)
Equity in earnings (loss) of KMP	$(8.9)	$76.1	$13.5	$38.0
Income tax expense (benefit)	(3.3)	27.7	4.7	15.2
Net income (loss)(d)	$(5.6)	$48.4	$8.8	$22.8

Earnings (loss) per share, basic and diluted	$(0.06)	$0.55	$0.10	$0.25

Number of shares used in computing basic and diluted earnings per share	86.4	87.9	89.5	91.2
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(a)
First quarter 2011 includes a $15.2 million reduction of net income for our share of KMP's $87.1 million increase in expense associated with a one-time special cash bonus payment paid to non-senior management employees in May 2011; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this expense.

(b)	Second quarter 2011 includes a $30.2 million reduction of net income for our share of KMP's $165.0 million increase in expense associated with rate case liability adjustments.
(c)
Third quarter 2011 includes a $30.3 million reduction of net income for our share of KMP's $167.2 million loss from the remeasurement of its previously held 50% equity interest in KinderHawk Field Services LLC to fair value, and a $12.5 million reduction of net income for our share of KMP's $69.3 million increase in expense primarily associated with rights-of-way lease payment liability adjustments.

(d)	First quarter 2010 includes a $29.0 million reduction of net income for our share of KMP's $158 million increase in expense associated with rate case liability adjustments.